Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2022	Aug. 31, 2022	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationships between compensation actually paid to our principal executive officer (“PEO”), our former PEO, and non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation and Human Resources Committee did not consider the pay versus performance disclosure reflected below when making compensation determination for any of the years shown below.
Pay Versus Performance Table

							Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO(1)	Summary Compensation Table Total for Former PEO(1)	Compensation Actually Paid to Current PEO(1)(2)(3)	Compensation Actually Paid to Former PEO(1)(2)(3)	Average Summary Compensation Table Total for non-PEO NEOs(1)	Average Compensation Actually Paid to non-PEO NEOs(1)(2)(3)	Total Shareholder Return	Peer Group Total Shareholder Return(4)	Net Income (Loss) ($ millions)	Adjusted EBITDA(5) ($ millions)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	6,909,044	n/a	(195,668)	n/a	1,390,987	157,551	30.86	56.46	(68)	19.5
2024	6,607,788	n/a	6,154,106	n/a	1,486,141	469,024	64.89	48.08	30.4	78.1
2023	1,774,772	n/a	3,149,800	n/a	928,321	2,139,189	65.69	56.58	(104.8)	(61.4)
2022	2,550,004	1,943,101	2,073,020	9,707,300	1,428,121	4,525,921	41.69	74.89	(289.2)	(235.3)

(1)
Mr. Nebreda became our principal executive officer (PEO) on September 1, 2022 and for each fiscal year thereafter has been our PEO. Mr. Dubuc, our former PEO, separated from the Company on August 31, 2022. Our non-PEO NEOs included: (a) for fiscal year 2025 Messrs. Pasha, Williams, and Zahurancik, and Ms. Boll; (b) for fiscal year 2024, Messrs. Pasha, Sial, Williams, and Zahurancik and Ms. Boll; (c) for fiscal year 2023, Messrs. Sial, Vanka, and Williams, and Mses. Boll and Couch; and (d) for fiscal year 2022, Messrs. Fehr and Sial and Ms. Boll.

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs.

(3)
The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our PEOs and average CAP to our non-PEO NEOs. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards, including calculating equity awards in accordance with FASB ASC Topic 718.

Current PEO SCT Total to CAP Reconciliation

Fiscal Year	2022	2023	2024	2025
SCT Total	$2,550,004	$1,774,772	$6,607,788	$6,909,044
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	-$2,500,004	$0	-$4,300,034	-$5,500,031
± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$2,023,020	$0	$4,072,825	$1,930,904
± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$0	$776,479	-$12,941	-$2,563,007
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(a)	$0	$0	$0	$0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(b)	$0	$598,549	-$213,532	-$972,578
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0
Compensation Actually Paid	$2,073,020	$3,149,800	$6,154,106	-$195,668

(a)
Mr. Nebreda is considered retirement eligible under the terms of the LTI award agreements which provide daily prorated vesting if he retires from the Company. Since Mr. Nebreda has not retired from the Company, no value was included with respect to such prorated vesting.

(b)
Mr. Nebreda is considered retirement eligible under the terms of the LTI award agreements which provide daily prorated vesting if he retires from the Company. Since Mr. Nebreda has not retired from the Company, no value was included with respect to such prorated vesting.

Former PEO SCT Total to CAP Reconciliation

Fiscal Year	2022	2023	2024	2025
SCT Total	$1,943,101	n/a	n/a	n/a
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$0	n/a	n/a	n/a
± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$0	n/a	n/a	n/a
± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$0	n/a	n/a	n/a
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	n/a	n/a	n/a
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$8,681,032	n/a	n/a	n/a
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	-$916,833	n/a	n/a	n/a
Compensation Actually Paid	$9,707,300	n/a	n/a	n/a

Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2022	2023	2024	2025
Average SCT Total	$1,428,121	$928,321	$1,486,141	$1,390,987
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	-$866,669	-$150,004	-$726,614	-$811,520
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$659,609	$118,467	$660,240	$234,697
± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$2,369,873	$476,025	-$962	-$470,881
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(a)	$0	$0	$0	$0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(b)	$934,987	$861,825	-$534,034	-$91,214
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	-$95,446	-$415,747	-$94,518
Average Compensation Actually Paid	$4,525,921	$2,139,189	$469,024	$157,551

(a)
Mr. Pasha is considered retirement eligible under the terms of the LTI award agreements which provide daily prorated vesting if he retires from the Company. Since Mr. Pasha has not retired from the Company, no value was included with respect to such prorated vesting.

(b)
Mr. Pasha is considered retirement eligible under the terms of the LTI award agreements which provide daily prorated vesting if he retires from the Company. Since Mr. Pasha has not retired from the Company, no value was included with respect to such prorated vesting.

(4)	The peer group for the Total Shareholder Return is the Nasdaq Clean Edge Green Energy Index Fund. Historical stock performance is not necessarily indicative of future stock performance.
(5)
Adjusted EBITDA is a non-GAAP financial measure and is calculated using net income (loss), adjusted for (i) interest (income) expense, net, (ii) income taxes, (iii) depreciation and amortization, (iv) stock-based compensation, (v) other income or expenses and (vi) non-recurring income or expenses. For more details on how we define and calculate Adjusted EBITDA from the Company’s audited consolidated financial statements as well as a reconciliation to net income (loss), its most directly comparable GAAP financial measure, please refer to page 74 in our 2025 Form 10-K for fiscal year 2025, pages 66-67 in our 2024 Form 10-K for fiscal year 2024 (the “2024 Form 10-K”), and pages 60-61 in our Annual Report on Form 10-K for fiscal year ended September 30, 2023 filed with the SEC on November 29, 2023 (the “2023 Form 10-K”).

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Mr. Nebreda became our principal executive officer (PEO) on September 1, 2022 and for each fiscal year thereafter has been our PEO. Mr. Dubuc, our former PEO, separated from the Company on August 31, 2022. Our non-PEO NEOs included: (a) for fiscal year 2025 Messrs. Pasha, Williams, and Zahurancik, and Ms. Boll; (b) for fiscal year 2024, Messrs. Pasha, Sial, Williams, and Zahurancik and Ms. Boll; (c) for fiscal year 2023, Messrs. Sial, Vanka, and Williams, and Mses. Boll and Couch; and (d) for fiscal year 2022, Messrs. Fehr and Sial and Ms. Boll.

Peer Group Issuers, Footnote
(4)	The peer group for the Total Shareholder Return is the Nasdaq Clean Edge Green Energy Index Fund. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(3)
The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our PEOs and average CAP to our non-PEO NEOs. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards, including calculating equity awards in accordance with FASB ASC Topic 718.

Current PEO SCT Total to CAP Reconciliation

Fiscal Year	2022	2023	2024	2025
SCT Total	$2,550,004	$1,774,772	$6,607,788	$6,909,044
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	-$2,500,004	$0	-$4,300,034	-$5,500,031
± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$2,023,020	$0	$4,072,825	$1,930,904
± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$0	$776,479	-$12,941	-$2,563,007
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(a)	$0	$0	$0	$0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(b)	$0	$598,549	-$213,532	-$972,578
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0
Compensation Actually Paid	$2,073,020	$3,149,800	$6,154,106	-$195,668

(a)
Mr. Nebreda is considered retirement eligible under the terms of the LTI award agreements which provide daily prorated vesting if he retires from the Company. Since Mr. Nebreda has not retired from the Company, no value was included with respect to such prorated vesting.

(b)
Mr. Nebreda is considered retirement eligible under the terms of the LTI award agreements which provide daily prorated vesting if he retires from the Company. Since Mr. Nebreda has not retired from the Company, no value was included with respect to such prorated vesting.

Former PEO SCT Total to CAP Reconciliation

Fiscal Year	2022	2023	2024	2025
SCT Total	$1,943,101	n/a	n/a	n/a
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$0	n/a	n/a	n/a
± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$0	n/a	n/a	n/a
± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$0	n/a	n/a	n/a
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	n/a	n/a	n/a
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$8,681,032	n/a	n/a	n/a
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	-$916,833	n/a	n/a	n/a
Compensation Actually Paid	$9,707,300	n/a	n/a	n/a

Non-PEO NEO Average Total Compensation Amount			$ 1,390,987	$ 1,486,141	$ 928,321	$ 1,428,121
Non-PEO NEO Average Compensation Actually Paid Amount			$ 157,551	469,024	2,139,189	4,525,921
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our PEOs and average CAP to our non-PEO NEOs. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards, including calculating equity awards in accordance with FASB ASC Topic 718.

Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2022	2023	2024	2025
Average SCT Total	$1,428,121	$928,321	$1,486,141	$1,390,987
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	-$866,669	-$150,004	-$726,614	-$811,520
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$659,609	$118,467	$660,240	$234,697
± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$2,369,873	$476,025	-$962	-$470,881
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(a)	$0	$0	$0	$0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(b)	$934,987	$861,825	-$534,034	-$91,214
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	-$95,446	-$415,747	-$94,518
Average Compensation Actually Paid	$4,525,921	$2,139,189	$469,024	$157,551

(a)
Mr. Pasha is considered retirement eligible under the terms of the LTI award agreements which provide daily prorated vesting if he retires from the Company. Since Mr. Pasha has not retired from the Company, no value was included with respect to such prorated vesting.

(b)
Mr. Pasha is considered retirement eligible under the terms of the LTI award agreements which provide daily prorated vesting if he retires from the Company. Since Mr. Pasha has not retired from the Company, no value was included with respect to such prorated vesting.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
**
Adjusted EBITDA is a non-GAAP financial metric. Please refer to page 74 in our 2025 Form 10-K, pages 66-67 in our 2024 Form 10-K and pages 60-61 in our 2023 Form 10-K for more details on non-GAAP financial metrics and reconciliation to net income (loss), its most directly comparable GAAP financial metric, for fiscal years 2025, 2024, 2023, and 2022, respectively.

Total Shareholder Return Vs Peer Group
Tabular List, Table
TABULAR LIST OF MOST IMPORTANT PERFORMANCE MEASURES
The three items listed below represent the most important financial performance metrics we used to determine CAP for fiscal year 2025 as further described above in the “Compensation Discussion and Analysis” discussion. These performance metrics may not have been the most important financial performance measures for fiscal years 2024, 2023 or 2022 and we may determine different financial performance metrics to be the most important financial performance metrics in future years. The measures in this table are not ranked.

Most Important Financial Performance Measures
• Adjusted EBITDA
• Revenue
• Order Intake Margin EAC

Total Shareholder Return Amount			$ 30.86	64.89	65.69	41.69
Peer Group Total Shareholder Return Amount			56.46	48.08	56.58	74.89
Net Income (Loss)			$ (68,000,000)	$ 30,400,000	$ (104,800,000)	$ (289,200,000)
Company Selected Measure Amount			19,500,000	78,100,000	(61,400,000)	(235,300,000)
PEO Name	Mr. Nebreda	Mr. Dubuc	Mr. Nebreda	Mr. Nebreda	Mr. Nebreda
Additional 402(v) Disclosure
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs.

Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(5)
Adjusted EBITDA is a non-GAAP financial measure and is calculated using net income (loss), adjusted for (i) interest (income) expense, net, (ii) income taxes, (iii) depreciation and amortization, (iv) stock-based compensation, (v) other income or expenses and (vi) non-recurring income or expenses. For more details on how we define and calculate Adjusted EBITDA from the Company’s audited consolidated financial statements as well as a reconciliation to net income (loss), its most directly comparable GAAP financial measure, please refer to page 74 in our 2025 Form 10-K for fiscal year 2025, pages 66-67 in our 2024 Form 10-K for fiscal year 2024 (the “2024 Form 10-K”), and pages 60-61 in our Annual Report on Form 10-K for fiscal year ended September 30, 2023 filed with the SEC on November 29, 2023 (the “2023 Form 10-K”).

Measure:: 2
Pay vs Performance Disclosure
Name			Revenue
Measure:: 3
Pay vs Performance Disclosure
Name			Order Intake Margin EAC
Mr. Nebreda [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,909,044	$ 6,607,788	$ 1,774,772	$ 2,550,004
PEO Actually Paid Compensation Amount			(195,668)	6,154,106	3,149,800	2,073,020
Mr. Dubuc [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						1,943,101
PEO Actually Paid Compensation Amount						9,707,300
PEO | Mr. Nebreda [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,500,031)	(4,300,034)	0	(2,500,004)
PEO | Mr. Nebreda [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,930,904	4,072,825	0	2,023,020
PEO | Mr. Nebreda [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,563,007)	(12,941)	776,479	0
PEO | Mr. Nebreda [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Nebreda [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(972,578)	(213,532)	598,549	0
PEO | Mr. Nebreda [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Nebreda [Member] | Prorated Vesting Value Under Long Term Incentive Plan, Fair Value At Vesting Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Nebreda [Member] | Prorated Vesting Value Under Terms LIT awards, Changes in fair value as of vesting date of stock awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Dubuc [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Mr. Dubuc [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Mr. Dubuc [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Mr. Dubuc [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Mr. Dubuc [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						8,681,032
PEO | Mr. Dubuc [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(916,833)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(811,520)	(726,614)	(150,004)	(866,669)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			234,697	660,240	118,467	659,609
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(470,881)	(962)	476,025	2,369,873
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(91,214)	(534,034)	861,825	934,987
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(94,518)	(415,747)	(95,446)	0
Non-PEO NEO | Prorated Vesting Value Under Long Term Incentive Plan, Fair Value At Vesting Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Prorated Vesting Value Under Terms LIT awards, Changes in fair value as of vesting date of stock awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0